UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                             Investment Company Act
                              file number 811-6027

                              KAVILCO INCORPORATED
               (Exact name of registrant as specified in charter)

                        600 UNIVERSITY STREET, SUITE 3010
                         SEATTLE, WASHINGTON 98101-1129
               (Address of Principal executive offices) (Zip Code)

       Registrant's telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

KAVILCO INCORPORATED
SCHEDULE OF INVESTMENTS
For period ended September 30, 2006 (unaudited)
                                                  PRINCIPAL
                                             AMOUNT/SHARES           VALUE

U.S. GOVERNMENT SECURITIES
  U.S. Treasury Bond
    7.250% due 05-15-16                           2,000,000      2,396,875
  Federal Home Loan Bank
    4.000% due 06-29-07                           2,000,000      1,981,875
    3.375% due 12-28-07                           1,000,000        997,187
    3.500% due 12-17-09                           1,000,000        996,562
    4.000% due 06-30-10                           1,000,000        986,875
  Federal National Mortgage Association,
    6.210% due 11-07-07                           1,000,000      1,011,529
    6.150% due 12-10-07                           1,000,000      1,012,047
    4.000% due 12-14-07                           1,000,000        986,562
    3.375% due 07-07-10                           1,000,000        986,875
                                                               -----------
Total U.S. Government Securities
 (adjusted cost $11,466,862)                                    11,356,388
                                                               -----------

CORPORATE BONDS
Beverage (soft drink)
  Coca-Cola Enterprises
    8.500% due 02-01-12                             700,000        808,163
Diversified financial services
  General Electric Capital Corp.
    8.500% due 07-24-08                           1,000,000      1,054,043
Electric utility
  Potomac Electric Power
    6.500% due 03-15-08                             190,000        192,683
Entertainment
  Walt Disney Co.
    5.800% due 10-27-08                             290,000        292,609
Food Processing
  Heinz Corp., 6.000% due 03-15-08                  229,000        230,498
Retail store
  Dayton Hudson
    8.600% due 01-15-12                             100,000        115,561
  Wal-Mart Stores
    6.875% due 08-10-09                           1,000,000      1,047,229
Securities brokerage
  Bear Stearns Co. Inc.
    7.625% due 12-07-09                           1,000,000      1,071,725
  Merrill Lynch & Co.
    6.375% due 10-15-08                           1,000,000      1,021,361
Telecommunication services
  Pacific Bell
    6.125% due 02/15/08                           1,000,000      1,009,213

Total Corporate Bonds                                          -----------
 (adjusted cost $6,546,235)                                      6,843,086
                                                               -----------

COMMON STOCK
Coal Industry
  Fording Canadian Coal Trust                           500         13,265
Computer Software & Services
  Microsoft Corp.                                     3,640         99,554
Exchange Traded Funds
  Streettracks Gold Trust                               160          9,515
Foreign Telecommunications Industry
  Telecom Corp. of New Zealand LTD                      700         15,701
Natural Gas (diversified)
  Kinder Morgan Energy Partners                         400         17,552
Oil Refining & Marketing
  Sasol Limited                                         300          9,867
  Suncor Energy Inc.                                    300         21,615
  Sunoco Inc.                                           300         18,657
  Valero Energy Corp.                                   450         23,161
                                                               -----------
Total Common Stock
 (adjusted cost $183,352)                                          228,888
                                                               -----------

CASH & EQUIVALENTS
Money Market                                                    15,864,917
                                                               -----------

Total investments in securities
 (identified cost $34,061,366)

TOTAL PORTFOLIO VALUE                                          $34,293,279
                                                               ===========

ITEM 2. CONTROLS AND PROCEDURES
(a)The registrant's President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. - EXHIBITS

The following exhibits are attached to this Form N-Q:

(a)  Certification of President/Chief Executive Officer

(b)  Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of Kavilco Incorporated and in the capacities and on the dates indicated.

By /s/Louis A. Thompson
Louis A. Thompson
Chief Executive Officer
Date: November 7, 2006

By /s/Scott Burns
Scott Burns
Chief Financial Officer
Date: November 7, 2006